Changes in significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Measurement of fair values	Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values are included in the following notes:
•Note 8 - Assets and liabilities held for sale and discontinued operations
•Note 13 - Intangible assets and Goodwill
•Note 18 - Financial Instruments
•Note 24 - Business Combination

Standards issued but not yet effective	The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and the IFRIC but are not yet effective as per June 30, 2026 and/or not yet adopted by the European Union as per June 30, 2026 and for which the impact might be relevant:
•IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:
•Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories.
Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change.
•Management defined performance measures (MPMs) are disclosed in a single note in the financial statements.
•Enhanced guidance is provided on how to group information in the financial statements.
In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.
The Group is still in the process of assessing the impact of the new accounting standard, particularly with respect to the structure of the Group's statement of profit or loss, the statement of cash flows and the additional disclosures required for MPM's. The Group is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as 'other'.
None of the other new standards, interpretations and amendments, which have been issued by the IASB and the IFRIC that  are not yet effective as per June 30, 2026 and/or not yet adopted by the European
Union as per June 30, 2026, are expected to have a material effect on the Group's future financial statements.